ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCOUNTS RECEIVABLE
Commission receivable	$ 25,227	¥ 164,137	¥ 109,497
Receivables from other brokers and clients	1,079	7,019
Total	$ 26,306	¥ 171,156	¥ 109,497